Consolidated Statements of Loss and Comprehensive Loss (Parenthetical)	Aug. 03, 2026	Mar. 27, 2026
Subsequent Event [Line Items]
Stock split, conversion ratio		100
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock split, conversion ratio	200